SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION

6.	SEGMENT INFORMATION

In 2020, we changed the way in which we report and measure our reportable segments. The main driver of the change is the alignment of presentation and contents of financial information provided to our chief operating decision maker (our Board of Directors), required to allocate resources, evaluate and manage both our standalone operating segments and our overall business performance. The key impacts of the changes are:

•The profitability of our reportable segments is now measured based on “Adjusted EBITDA”. Previously, our reportable segments profit measure was “Operating Income”. We believe that Adjusted EBITDA assists management's and our investors' decision making by increasing the comparability of our performance from period to period and against the performance of other companies in our industry.

•Our “Vessel operations” segment is separated into “Shipping” and “Corporate and other” segments. Our “Shipping” segment is based on the business activities of the transportation of LNG carriers while “Corporate and other” segment captures our business of vessel management and administrative services predominantly to our affiliates, Golar Partners and Hygo plus our corporate overhead costs.

•Management has therefore determined that the volatility and risks of our “Shipping” business differ significantly from Corporate and other segment and that both business operations are distinguishable components of our overall business which are regularly reviewed and monitored by the chief operating decision maker.

Management has therefore concluded that we provide four distinct services and operate in the following four reportable segments:

•Shipping – This segment is based on the business activities of the transportation of LNG carriers. We operate and subsequently charter out LNG carriers on fixed terms to customers.
•FLNG – This segment is based on the business activities of FLNG vessels or projects. We convert LNG carriers into FLNG vessels and subsequently charter them out to customers. We currently have one operational FLNG, the Hilli, one undergoing conversion, the Gimi (note 15), and one LNG carrier earmarked for conversion, the Gandria.
•Power – This segment is based on the business activities of power generation infrastructure. We have a 50/50 joint venture, Hygo, with private equity firm Stonepeak. Hygo offers integrated LNG based downstream solutions, through the ownership and operation of FSRUs and associated terminal and power generation infrastructure.
•Corporate and other – This segment is based on the business activities of vessel management and administrative services and our corporate overhead costs.

	Year Ended December 31, 2020
(in thousands of $)	Shipping	FLNG	Power	Corporate and other (1)	Total
Statement of Operations:
Total operating revenues	191,881	226,061	—	20,695	438,637
Vessel operating expenses	(57,326)	(52,104)	—	504	(108,926)
Voyage, charterhire and commission expenses	(12,634)	—	—	—	(12,634)
Administrative expenses	(2,211)	(1,672)	—	(31,428)	(35,311)
Project development expenses	(112)	(2,793)	—	(5,986)	(8,891)
Realized gains on oil derivative instrument (note 2)	—	2,539	—	—	2,539
Other operating income	3,262	—	—	—	3,262
Adjusted EBITDA	122,860	172,031	—	(16,215)	278,676

Equity in net losses of affiliates	—	—	(39,158)	(137,369)	(176,527)

	Year Ended December 31, 2019
(in thousands of $)	Shipping	FLNG	Power	Corporate and other (1)	Total
Statement of Operations:
Total operating revenues	208,766	218,096	—	21,888	448,750
Vessel operating expenses	(66,502)	(55,284)	—	496	(121,290)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(38,053)	(788)	—	—	(38,841)
Administrative expenses	(2,220)	(1,526)	—	(48,425)	(52,171)
Project development expenses	(964)	(3,173)	—	(853)	(4,990)
Realized gains on oil derivative instrument (note 2)	—	13,089	—	—	13,089
Other operating income/(losses)	13,295	(2,962)	—	—	10,333
Adjusted EBITDA	114,322	167,452	—	(26,894)	254,880

Equity in net losses of affiliates	—	—	(23,234)	(22,565)	(45,799)

	Year Ended December 31, 2018
(in thousands of $)	Shipping	FLNG	Power	Corporate and other (1)	Total
Statement of Operations:
Total operating revenues	278,770	127,625	—	24,209	430,604
Vessel operating expenses	(67,897)	(29,363)	—	400	(96,860)
Voyage, charterhire and commission expenses (including expenses from collaborative arrangement)	(104,397)	(1,429)	—	—	(105,826)
Administrative expenses	(2,221)	(140)	—	(49,181)	(51,542)
Project development expenses	—	(16,570)	—	(5,120)	(21,690)
Realized gains on oil derivative instrument (note 2)	—	26,737	—	—	26,737
Other operating income/(losses)	50,740	(14,018)	—	—	36,722
Adjusted EBITDA	154,995	92,842	—	(29,692)	218,145

Equity in net losses of affiliates	—	(2,047)	(16,913)	(138,676)	(157,636)

(1) Includes inter-segment eliminations arising from vessel and administrative management fees revenue between segments.

	Year Ended December 31, 2020
(in thousands of $)	Shipping	FLNG	Power	Corporate and other (1)	Total
Balance sheet:
Total assets	1,870,819	1,933,677	200,337	309,396	4,314,229
Investment in affiliates	—	—	200,337	111,814	312,151
Capital expenditures	101,380	223,999	—	—	325,379
(1) During the year ended December 31, 2020, we recognized an impairment of $135.9 million against our investment in Golar Partners, presented in "Investments in affiliates" in our consolidated balance sheet. See note 14.

	Year Ended December 31, 2019
(in thousands of $)	Shipping (1)	FLNG	Power	Corporate and other	Total
Balance sheet:
Total assets	2,016,427	1,814,588	261,693	539,436	4,632,144
Investment in affiliates	—	—	261,693	247,112	508,805
Capital expenditures	35,984	383,200	—	—	419,184
(1) During the year ended December 31, 2019, we impaired the LNG Croatia by $34.3 million presented in "Vessels and equipment, net" in our consolidated balance sheet. See note 16.

Revenues from external customers

On July 8, 2019, following the exit of GasLog from the Cool Pool, we consolidated the Cool Pool. From the point of consolidation, the Cool Pool ceased to be an external customer, and we no longer use a collaborative arrangement accounting. Consequently, we account for the gross revenue and voyage expenses relating to our vessels in the Cool Pool under "Time and voyage charter revenues" and "Voyage, charterhire and commission expenses", respectively.
In the years ended December 31, 2020, 2019 and 2018, revenues from the following customers accounted for over 10% of our consolidated time and voyage charter and liquefaction revenues:

(in thousands of $)	2020		2019		2018
The Cool Pool (1)	—	—%	66,691	16%	251,070	62%
Perenco and SNH (2)	226,061	54%	218,096	51%	127,625	31%
An international major trading house	46,090	11%	25,371	6%	—	—%
A European major trading house	43,536	10%	8,908	2%	—	—%

(1) The 2019 Cool Pool revenue of $66.7 million includes revenue of $23.4 million that is separately disclosed in the consolidated statements of operations as from a collaborative arrangement. The balance of $43.3 million was derived from Golar vessels operating within the Cool Pool, and is included within the caption "Time and voyage charter revenues" in the consolidated statements of operations. See note 25.
(2) LTA with Perenco Cameroon S.A. ("Perenco") and Société Nationale des Hydrocarbures ("SNH"), (together, the "Customer") in relation to the Hilli. See note 7.
The above revenues exclude vessel and other management fees from Golar Partners, Hygo and other related parties (note 25).

Geographic data

The following geographical data presents our revenues from customers and total assets with respect only to our FLNG, while operating under the LTA, in Cameroon. In time and voyage charters for LNG carriers (or our FSRU, operating as a LNG carrier), the charterer, not us, controls the routes of our vessels. These routes can be worldwide as determined by the charterers. Accordingly, the chief operating decision makers do not evaluate our performance either according to customer or geographical region.

(in thousands of $)	2020	2019	2018
Cameroon
Liquefaction services revenue	226,061	218,096	127,625
Total assets	1,264,085	1,333,779	1,535,389